UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments:

Putnam Short Duration Income Fund

The fund's portfolio
10/31/16 (Unaudited)

CORPORATE BONDS AND NOTES (50.7%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Banking (27.9%)

ABN Amro Bank NV 144A sr. unsec. unsub. notes (Netherlands)	4.250	2/2/17	$6,665,000	$6,713,373

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (Australia)	1.568	11/16/18	11,770,000	11,830,592

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (Australia)	1.320	1/16/18	11,500,000	11,506,854

Australia & New Zealand Banking Group, Ltd./New York NY sr. unsec. unsub. FRN	1.377	5/15/18	7,000,000	7,014,000

Bank of America Corp. sr. unsec. unsub. FRN	1.920	1/15/19	18,486,000	18,613,535

Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN	1.716	4/1/19	9,268,000	9,296,861

Bank of America Corp. unsec. sub. FRN	1.309	5/2/17	10,332,000	10,339,201

Bank of America, NA unsec. sub. FRN Ser. BKNT	1.150	6/15/17	1,930,000	1,929,375

Bank of Montreal sr. unsec. unsub. FRN (Canada)	1.236	4/10/18	3,000,000	2,989,431

Bank of Montreal sr. unsec. unsub. FRN Ser. MTN (Canada)	1.532	7/18/19	5,000,000	5,006,665

Bank of Montreal sr. unsec. unsub. FRN Ser. MTN (Canada)	1.497	7/31/18	18,100,000	18,144,218

Bank of New York Mellon Corp. (The) sr. unsec. FRN Ser. MTN	1.317	8/1/18	645,000	647,232

Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN	1.191	5/22/18	7,715,000	7,722,283

Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN Ser. 1	1.275	3/6/18	4,062,000	4,068,385

Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Canada)	1.710	1/15/19	5,000,000	5,036,695

Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Canada)	1.516	6/14/19	10,000,000	10,030,770

Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Canada)	1.315	6/11/18	11,790,000	11,825,500

Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Canada)	1.186	4/11/17	10,000,000	10,007,320

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. FRN (Japan)	1.385	3/5/18	5,000,000	4,996,730

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. FRN (Japan)	1.151	9/8/17	5,000,000	4,986,110

Banque Federative du Credit Mutuel SA 144A sr. unsec. notes (France)	1.700	1/20/17	8,100,000	8,107,096

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. FRN (France)	1.731	1/20/17	18,900,000	18,922,718

Barclays Bank PLC sr. unsec. unsub. FRN (United Kingdom)	1.384	2/17/17	12,100,000	12,113,213

Barclays Bank PLC sr. unsec. unsub. FRN Ser. MTN (United Kingdom)	1.374	12/9/16	13,445,000	13,450,512

BB&T Corp. sr. unsec. unsub. FRN Ser. MTN	1.595	1/15/20	2,882,000	2,884,510

BB&T Corp. sr. unsec. unsub. FRN Ser. MTN	1.417	2/1/19	10,813,000	10,848,823

BNP Paribas SA company guaranty sr. unsec. unsub. FRN Ser. MTN (France)	1.248	5/7/17	2,403,000	2,404,341

BNP Paribas SA company guaranty sr. unsec. unsub. notes Ser. MTN (France)	1.250	12/12/16	9,393,000	9,398,889

BPCE SA company guaranty sr. unsec. FRN Ser. MTN (France)	1.657	2/10/17	10,175,000	10,192,440

BPCE SA company guaranty sr. unsec. unsub. FRB Ser. MTN (France)	1.473	6/23/17	13,000,000	13,016,783

Branch Banking & Trust Co. sr. unsec. unsub. FRN Ser. MTN	1.287	5/1/19	15,000,000	15,022,665

Branch Banking & Trust Co. unsec. sub. FRN Ser. BKNT	1.117	5/23/17	7,700,000	7,697,906

Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN Ser. EMTN (Canada)	0.986	2/21/17	4,200,000	4,199,748

Capital One NA/Mclean VA sr. unsec. FRN	1.954	8/17/18	8,525,000	8,604,956

Capital One NA/Mclean VA sr. unsec. FRN	1.617	9/13/19	5,000,000	5,004,755

Capital One, NA sr. unsec. FRN Ser. BKNT	1.458	2/5/18	13,000,000	13,012,506

Citigroup, Inc. sr. unsec. FRN	1.763	6/7/19	15,691,000	15,722,366

Citigroup, Inc. sr. unsec. FRN	1.576	4/27/18	12,238,000	12,262,427

Citigroup, Inc. sr. unsec. FRN	1.525	11/24/17	6,326,000	6,339,202

Citigroup, Inc. sr. unsec. notes	1.300	11/15/16	5,000,000	4,999,995

Citigroup, Inc. sr. unsec. unsub. FRN	1.767	7/30/18	1,025,000	1,028,926

Comerica Bank unsec. sub. notes Ser. BKNT	5.750	11/21/16	14,334,000	14,366,897

Commonwealth Bank of Australia 144A sr. unsec. FRN (Australia)	1.521	11/7/19	8,000,000	8,004,736

Commonwealth Bank of Australia 144A sr. unsec. FRN (Australia)	1.111	9/8/17	7,000,000	6,998,579

Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (Australia)	1.910	3/15/19	6,550,000	6,628,011

Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (Australia)	1.245	3/12/18	10,000,000	9,991,860

Commonwealth Bank of Australia/New York, NY 144A sr. unsec. FRB (Australia)	1.549	11/2/18	9,725,000	9,788,942

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes (Netherlands)	3.375	1/19/17	8,174,000	8,215,687

Credit Agricole SA/London 144A sr. unsec. FRN (United Kingdom)	1.680	4/15/19	25,940,000	26,023,449

Credit Agricole SA/London 144A sr. unsec. notes (United Kingdom)	3.000	10/1/17	6,000,000	6,079,020

Credit Suisse AG/New York, NY sr. unsec. FRN	1.577	1/29/18	14,860,000	14,882,245

Credit Suisse AG/New York, NY sr. unsec. FRN	1.566	4/27/18	10,600,000	10,588,319

Danske Bank A/S 144A sr. unsec. FRN (Denmark)	1.421	9/6/19	18,645,000	18,665,938

Fifth Third Bancorp unsec. sub. FRB	1.277	12/20/16	7,845,000	7,850,421

Fifth Third Bank/Cincinnati, OH sr. unsec. FRN	1.443	9/27/19	10,565,000	10,575,079

Firth Third Bank/Cincinnati, OH sr. unsec. FRN Ser. MTN	1.721	8/20/18	10,000,000	10,056,280

HBOS PLC unsec. sub. FRN Ser. EMTN (United Kingdom)	1.535	9/6/17	8,830,000	8,790,319

HSBC USA, Inc. sr. unsec. unsub. FRN	1.737	9/24/18	440,000	441,632

HSBC USA, Inc. sr. unsec. unsub. FRN	1.558	8/7/18	13,100,000	13,119,047

HSBC USA, Inc. sr. unsec. unsub. FRN	1.427	11/13/19	7,000,000	6,911,471

HSBC USA, Inc. sr. unsec. unsub. FRN	1.285	3/3/17	5,000,000	5,001,560

Huntington National Bank (The) sr. unsec. unsub. FRN	1.307	4/24/17	24,725,000	24,712,118

ING Bank NV 144A sr. unsec. FRN (Netherlands)	1.584	8/17/18	7,000,000	7,036,302

ING Bank NV 144A sr. unsec. notes (Netherlands)	3.750	3/7/17	3,362,000	3,390,392

ING Bank NV 144A sr. unsec. unsub. FRN (Netherlands)	1.536	10/1/19	4,505,000	4,510,010

ING Bank NV 144A unsec. FRN (Netherlands)	1.404	3/16/18	14,500,000	14,512,630

JPMorgan Chase & Co. sr. unsec. FRN Ser. MTN	1.352	3/1/18	5,000,000	4,999,710

JPMorgan Chase & Co. sr. unsec. unsub. FRN	1.837	1/23/20	23,528,000	23,755,469

JPMorgan Chase & Co. sr. unsec. unsub. FRN	1.782	1/25/18	10,003,000	10,058,217

KeyBank NA/Cleveland, OH sr. unsec. FRN	1.315	11/25/16	9,024,000	9,027,366

KeyBank NA/Cleveland, OH sr. unsec. notes Ser. BKNT	1.100	11/25/16	3,482,000	3,482,205

Lloyds Bank PLC company guaranty sr. unsec. unsub. FRN (United Kingdom)	1.367	5/14/18	10,000,000	9,976,300

Manufacturers & Traders Trust Co. sr. unsec. FRB	1.262	1/30/17	7,320,000	7,320,681

Manufacturers & Traders Trust Co. sr. unsec. FRN Ser. BKNT	1.182	7/25/17	7,000,000	7,001,379

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. FRN (Japan)	1.497	3/26/18	9,750,000	9,736,867

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. FRN (Japan)	1.310	4/16/17	11,000,000	11,007,029

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. FRN (Japan)	1.307	9/25/17	5,245,000	5,241,958

MUFG Union Bank NA sr. unsec. FRN	1.178	5/5/17	4,000,000	4,003,204

National Australia Bank, Ltd. 144A sr. unsec. FRN (Australia)	1.524	12/9/19	2,600,000	2,600,647

National Australia Bank, Ltd. 144A sr. unsec. unsub. FRN (Australia)	1.661	1/14/19	10,000,000	10,063,560

National Australia Bank, Ltd. 144A sr. unsec. unsub. FRN (Australia)	1.522	7/23/18	10,000,000	10,034,310

National Bank of Canada sr. unsec. FRN Ser. BKNT (Canada)	1.696	12/14/18	14,770,000	14,862,785

National City Bank/Cleveland, OH unsec. sub. FRN Ser. BKNT	1.203	6/7/17	19,415,000	19,415,000

National City Bank/Cleveland, OH unsec. sub. FRN Ser. BKNT	1.200	12/15/16	7,039,000	7,043,019

Nordea Bank AB 144A sr. unsec. unsub. FRN (Sweden)	1.697	9/17/18	14,300,000	14,397,126

Nordea Bank AB 144A sr. unsec. unsub. FRN (Sweden)	1.214	4/4/17	8,800,000	8,799,155

Nordea Bank AB 144A sr. unsec. unsub. notes (Sweden)	3.125	3/20/17	2,240,000	2,257,833

PNC Bank NA sr. unsec. FRN Ser. MTN	1.262	6/1/18	5,500,000	5,510,241

Rabobank Nederland NV/NY sr. unsec. FRN Ser. BKNT (Netherlands)	1.391	8/9/19	15,000,000	15,026,415

Royal Bank of Canada sr. unsec. unsub. FRN (Canada)	1.545	12/10/18	12,000,000	12,066,900

Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN (Canada)	1.427	7/30/18	10,000,000	10,018,000

Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN (Canada)	1.367	7/29/19	8,000,000	8,021,536

Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB (United Kingdom)	1.778	3/31/17	17,070,000	17,047,092

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes (United Kingdom)	1.875	3/31/17	2,000,000	2,000,000

Santander Bank, NA sr. unsec. FRN	1.804	1/12/18	6,900,000	6,870,813

Santander Holdings USA, Inc. sr. unsec. unsub. FRN	2.275	11/24/17	5,000,000	5,040,810

Santander UK PLC sr. unsec. unsub. FRN (United Kingdom)	1.264	9/29/17	10,990,000	10,973,647

Santander UK PLC sr. unsec. unsub. FRN Ser. GMTN (United Kingdom)	1.675	8/24/18	7,000,000	7,003,381

Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN (Sweden)	1.422	9/13/19	10,000,000	10,008,840

Societe Generale SA company guaranty sr. unsec. unsub. FRN (France)	1.926	10/1/18	21,625,000	21,804,704

Standard Chartered PLC 144A sr. unsec. FRN (United Kingdom)	1.941	8/19/19	7,000,000	7,045,640

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. unsub. FRB (Japan)	1.460	1/16/18	6,000,000	6,005,316

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. unsub. FRN Ser. GMTN (Japan)	1.622	7/23/18	8,000,000	8,027,544

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. unsub. FRN Ser. GMTN (Japan)	1.196	7/11/17	5,000,000	4,997,415

Sumitomo Mitsui Banking Corp. 144A company guaranty sr. unsec. FRN (Japan)	1.548	10/19/18	6,000,000	5,997,564

SunTrust Bank/Atlanta, GA sr. unsec. FRN Ser. BKNT	1.257	2/15/17	22,355,000	22,361,572

SunTrust Bank/Atlanta, GA sr. unsec. notes Ser. BKNT	1.350	2/15/17	11,790,000	11,797,310

Svenska Handelsbanken AB company guaranty sr. unsec. FRN Ser. BKNT (Sweden)	1.325	9/6/19	5,000,000	5,005,635

Svenska Handelsbanken AB company guaranty sr. unsec. notes (Sweden)	2.875	4/4/17	9,000,000	9,069,840

Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN (Canada)	1.422	7/23/18	10,000,000	10,025,870

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN (Canada)	1.467	8/13/19	6,000,000	6,025,380

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN (Canada)	1.338	11/5/19	2,500,000	2,499,598

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN (Canada)	1.152	3/13/18	10,000,000	9,992,360

U.S. Bancorp sr. unsec. unsub. FRN Ser. MTN	1.307	11/15/18	10,000,000	10,021,190

U.S. Bank, NA/Cincinnati, OH sr. unsec. FRN Ser. BKNT	1.370	10/28/19	17,400,000	17,415,277

U.S. Bank, NA/Cincinnati, OH sr. unsec. FRN Ser. BKNT	1.045	9/11/17	10,188,000	10,190,873

UBS AG/Stamford CT sr. unsec. FRN Ser. GMTN	1.557	3/26/18	16,845,000	16,911,268

UBS AG/Stamford CT sr. unsec. FRN Ser. GMTN	1.457	8/14/19	12,400,000	12,439,085

Wells Fargo & Co. sr. unsec. FRN	1.342	4/22/19	4,839,000	4,833,643

Wells Fargo & Co. sr. unsec. unsub. FRN	1.512	4/23/18	8,000,000	8,025,840

Wells Fargo & Co. sr. unsec. unsub. FRN	1.256	9/14/18	12,933,000	12,904,095

Wells Fargo & Co. sr. unsec. unsub. FRN Ser. N	1.567	1/30/20	5,000,000	4,990,665

Wells Fargo Bank, NA sr. unsec. FRN Ser. BKNT	1.622	1/22/18	7,825,000	7,863,343

Westpac Banking Corp. sr. unsec. unsub. FRN (Australia)	1.557	11/23/18	10,000,000	10,049,130

Westpac Banking Corp. sr. unsec. unsub. FRN (Australia)	1.255	5/25/18	11,000,000	10,990,650

Westpac Banking Corp. sr. unsec. unsub. FRN (Australia)	1.212	12/1/17	7,000,000	7,002,121

				1,184,045,274
Basic materials (0.1%)

Monsanto Co. sr. unsec. unsub. FRN	0.988	11/7/16	3,861,000	3,861,124

				3,861,124
Capital goods (0.8%)

John Deere Capital Corp. sr. unsec. FRN Ser. MTN	1.070	12/15/17	10,000,000	10,002,960

John Deere Capital Corp. sr. unsec. unsub. FRN Ser. MTN	1.256	10/9/19	10,000,000	9,988,330

John Deere Capital Corp. sr. unsec. unsub. FRN Ser. MTN	1.170	1/16/18	6,000,000	6,010,026

United Technologies Corp. sr. unsec. unsub. FRN	1.236	11/1/19	10,000,000	10,014,920

				36,016,236
Communication services (1.3%)

AT&T, Inc. sr. unsec. unsub. FRN	1.739	11/27/18	10,000,000	10,053,080

Deutsche Telekom International Finance BV 144A company guaranty sr. unsec. unsub. notes (Netherlands)	2.250	3/6/17	2,995,000	3,005,662

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes	5.850	5/1/17	6,755,000	6,904,961

Verizon Communications, Inc. sr. unsec. unsub. FRN	1.234	6/9/17	13,000,000	13,022,386

Verizon Communications, Inc. sr. unsec. unsub. FRN	1.127	8/15/19	22,028,000	21,975,133

				54,961,222
Conglomerates (0.7%)

General Electric Capital Corp. company guaranty sr. unsec. unsub. FRN Ser. MTN	1.058	8/7/18	4,062,000	4,071,936

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (Netherlands)	1.170	9/13/19	15,000,000	15,008,955

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (Netherlands)	1.105	5/25/18	10,000,000	10,019,050

				29,099,941
Consumer cyclicals (4.3%)

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN	1.598	7/5/19	10,000,000	10,052,500

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN	1.515	10/30/19	15,000,000	15,018,780

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN	1.469	8/3/17	2,450,000	2,458,266

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN	1.195	3/10/17	6,550,000	6,554,094

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN	1.097	8/1/17	6,000,000	6,004,038

Ford Motor Credit Co., LLC sr. unsec. unsub. FRN	1.405	12/6/17	15,000,000	14,990,520

Ford Motor Credit Co., LLC sr. unsec. unsub. FRN	1.361	9/8/17	5,950,000	5,949,697

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. FRN	2.331	5/9/19	16,415,000	16,516,839

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. FRN	2.236	4/10/18	11,405,000	11,464,694

Hyundai Capital Services, Inc. 144A sr. unsec. unsub. FRN (South Korea)	1.657	3/18/17	3,000,000	3,002,706

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN	1.664	4/6/18	5,000,000	5,022,760

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN	1.385	3/3/17	7,900,000	7,913,572

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN	1.376	9/13/19	15,000,000	14,992,275

Scripps Networks Interactive, Inc. sr. unsec. unsub. notes	2.700	12/15/16	15,000,000	15,030,000

Toyota Motor Credit Corp. sr. unsec. unsub. FRB Ser. GMTN	1.338	7/13/18	10,000,000	10,034,520

Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN	1.322	10/18/19	8,500,000	8,524,327

Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN	1.270	1/17/19	2,105,000	2,109,644

Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN	1.018	5/16/17	10,272,000	10,280,628

Walt Disney Co. (The) sr. unsec. unsub. FRN	1.196	1/8/19	15,000,000	15,039,030

				180,958,890
Consumer finance (2.1%)

American Express Bank FSB sr. unsec. unsub. FRN Ser. BKNT	0.830	6/12/17	12,340,000	12,344,936

American Express Co. sr. unsec. unsub. FRN	1.401	5/22/18	7,860,000	7,876,750

American Express Credit Corp. sr. unsec. unsub. FRN	1.407	3/18/19	10,921,000	10,946,511

American Express Credit Corp. sr. unsec. unsub. FRN Ser. MTN	1.558	11/5/18	6,000,000	6,043,476

American Express Credit Corp. sr. unsec. unsub. FRN Ser. MTN	1.465	10/30/19	5,000,000	5,005,900

American Honda Finance Corp. sr. unsec. unsub. FRN Ser. MTN	1.338	7/13/18	7,000,000	7,023,205

American Honda Finance Corp. sr. unsec. unsub. FRN Ser. MTN	1.155	12/11/17	15,000,000	15,021,030

Capital One Bank USA NA sr. unsec. notes Ser. BKNT	1.200	2/13/17	4,720,000	4,719,604

Capital One Bank USA NA sr. unsec. unsub. notes Ser. BKNT	1.150	11/21/16	3,955,000	3,955,577

Synchrony Financial sr. unsec. unsub. FRN	2.281	11/9/17	15,000,000	15,105,885

				88,042,874
Consumer staples (1.1%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. FRN	1.157	2/1/19	3,874,000	3,869,692

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. FRN	1.076	1/27/17	4,465,000	4,465,741

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes	1.450	7/15/19	3,000,000	2,981,880

Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. FRN (Netherlands)	1.500	10/28/19	10,000,000	10,011,950

PepsiCo, Inc. sr. unsec. unsub. FRN	1.401	2/22/19	4,000,000	4,037,876

PepsiCo, Inc. sr. unsec. unsub. FRN	1.228	10/13/17	10,510,000	10,540,185

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes	2.450	1/15/17	13,225,000	13,263,564

				49,170,888
Energy (1.2%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. FRN (United Kingdom)	1.347	5/10/19	2,000,000	2,001,552

BP Capital Markets PLC company guaranty sr. unsec. unsub. FRN (United Kingdom)	1.157	2/10/17	10,550,000	10,551,287

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes (United Kingdom)	1.846	5/5/17	3,000,000	3,010,590

Chevron Corp. sr. unsec. unsub. FRN	1.318	5/16/18	15,000,000	15,064,380

Total Capital International SA company guaranty sr. unsec. unsub. notes (France)	1.500	2/17/17	19,900,000	19,928,417

				50,556,226
Financial (1.1%)

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. FRN	1.383	3/7/18	10,000,000	10,039,460

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. FRN	1.174	1/12/18	10,000,000	10,029,790

Morgan Stanley sr. unsec. unsub. FRN	1.732	1/24/19	23,420,000	23,535,507

Morgan Stanley sr. unsec. unsub. FRN	1.598	1/5/18	1,718,000	1,720,558

				45,325,315
Health care (2.0%)

Actavis Funding SCS company guaranty sr. unsec. unsub. FRN (Luxembourg)	1.925	3/12/18	10,000,000	10,090,260

Aetna, Inc. sr. unsec. unsub. FRN	1.491	12/8/17	15,000,000	15,065,430

Amgen, Inc. sr. unsec. FRN	1.191	5/22/17	22,950,000	22,981,901

AstraZeneca PLC sr. unsec. unsub. FRN (United Kingdom)	1.348	11/16/18	10,000,000	10,039,530

Bayer US Finance, LLC 144A company guaranty sr. unsec. unsub. FRN	1.144	10/6/17	16,595,000	16,589,474

Teva Pharmaceutical Finance Co. BV company guaranty sr. unsec. unsub. notes. (Israel)	2.400	11/10/16	10,000,000	10,002,590

				84,769,185
Insurance (2.3%)

Hartford Financial Services Group, Inc. (The) sr. unsec. notes	5.375	3/15/17	16,000,000	16,224,752

Jackson National Life Global Funding 144A sr. FRN	1.460	10/13/17	10,222,000	10,246,308

Metropolitan Life Global Funding I 144A FRN	1.190	9/14/18	25,000,000	25,040,975

New York Life Global Funding 144A FRN	1.272	10/24/19	15,000,000	14,995,470

New York Life Global Funding 144A FRN	1.264	4/6/18	10,600,000	10,634,757

New York Life Global Funding 144A FRN	1.130	12/15/17	10,000,000	10,024,300

Principal Life Global Funding II 144A sr. FRN	1.342	12/1/17	10,000,000	10,041,950

				97,208,512
Investment banking/Brokerage (1.1%)

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN	1.481	5/22/17	7,900,000	7,911,811

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN Ser. MTN	1.650	12/15/17	11,719,000	11,754,122

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN Ser. MTN	1.460	6/4/17	10,200,000	10,214,413

Macquarie Bank, Ltd. 144A sr. unsec. FRN (Australia)	1.647	3/24/17	1,415,000	1,417,011

Macquarie Bank, Ltd. 144A sr. unsec. unsub. FRN (Australia)	1.516	10/27/17	2,165,000	2,164,985

Macquarie Group, Ltd. 144A sr. unsec. unsub. FRN (Australia)	1.887	1/31/17	11,725,000	11,741,591

				45,203,933
Real estate (2.1%)

AvalonBay Communities, Inc. sr. unsec. unsub. notes Ser. GMTN(R)	5.700	3/15/17	19,885,000	20,206,620

Brandywine Operating Partnership LP company guaranty sr. unsec. unsub. notes(R)	5.700	5/1/17	11,608,000	11,843,619

ERP Operating LP sr. unsec. notes(R)	5.750	6/15/17	17,026,000	17,496,888

HCP, Inc. sr. unsec. unsub. notes(R)	6.000	1/30/17	9,349,000	9,452,578

Simon Property Group LP sr. unsec. unsub. notes(R)	2.800	1/30/17	16,675,000	16,675,000

Ventas Realty LP company guaranty sr. unsec. sub. notes(R)	1.250	4/17/17	14,865,000	14,867,557

				90,542,262
Technology (0.6%)

Apple, Inc. sr. unsec. FRN	1.088	5/6/19	1,070,000	1,072,867

Cisco Systems, Inc. sr. unsec. FRN	1.160	6/15/18	10,000,000	10,028,270

Cisco Systems, Inc. sr. unsec. unsub. FRN	1.411	2/21/18	5,000,000	5,029,925

QUALCOMM, Inc. sr. unsec. unsub. FRN	1.081	5/18/18	10,000,000	10,010,080

				26,141,142
Transportation (—%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A	6.900	1/2/18	1,627,477	1,646,844

				1,646,844
Utilities and power (2.0%)

DTE Energy Co. sr. unsec. notes	1.500	10/1/19	7,000,000	6,963,418

Duke Energy Corp. sr. unsec. FRN	1.226	4/3/17	17,471,000	17,499,076

Duke Energy Progress, Inc. sr. mtge. FRN	1.035	3/6/17	13,664,000	13,672,690

Electricite de France (EDF) 144A sr. unsec. unsub. FRN (France)	1.341	1/20/17	8,000,000	8,004,168

Enbridge, Inc. sr. unsec. unsub. FRN (Canada)	1.289	6/2/17	5,000,000	4,994,080

Exelon Corp. sr. unsec. unsub. notes	1.550	6/9/17	12,380,000	12,390,548

NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. notes	1.649	9/1/18	7,000,000	7,015,652

Sempra Energy sr. unsec. unsub. notes	1.625	10/7/19	10,000,000	9,988,990

Xcel Energy, Inc. sr. unsec. unsub. notes	1.200	6/1/17	5,000,000	4,998,250

				85,526,872

Total corporate bonds and notes (cost $2,150,138,927)				$2,153,076,740

COMMERCIAL PAPER (38.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Abbott Laboratories	0.670	11/22/16	$15,000,000	$14,996,022

ABN AMRO Funding USA, LLC	0.872	12/27/16	10,000,000	9,991,260

Aegon N.V. 144A (Netherlands)	1.033	1/18/17	15,000,000	14,968,433

Aegon N.V. 144A (Netherlands)	0.821	11/18/16	15,000,000	14,994,300

Agrium, Inc. (Canada)	0.831	11/18/16	4,000,000	3,998,480

Agrium, Inc. (Canada)	0.821	11/17/16	15,000,000	14,994,638

Agrium, Inc. (Canada)	0.881	11/14/16	6,000,000	5,998,255

Agrium, Inc. (Canada)	0.901	11/1/16	5,000,000	4,999,901

Air Liquide US, LLC	0.861	12/30/16	11,500,000	11,489,267

Air Liquide US, LLC	0.851	12/20/16	10,000,000	9,992,597

Air Liquide US, LLC	0.901	11/4/16	7,260,000	7,259,667

Albermarle Corp.	1.301	11/17/16	21,200,000	21,190,019

Amcor Finance USA, Inc.	0.831	12/22/16	5,000,000	4,993,796

Amcor, Ltd./Australia (Australia)	0.851	11/22/16	4,150,000	4,148,029

Amcor, Ltd./Australia (Australia)	0.881	11/21/16	22,095,000	22,085,076

Ameren Corp.	0.720	11/7/16	1,544,000	1,543,781

Ameren Illinois Co.	0.720	11/1/16	10,000,000	9,999,801

American Electric Power Co., Inc.	0.911	12/28/16	16,000,000	15,977,651

American Electric Power Co., Inc.	0.801	11/3/16	14,000,000	13,999,160

Amphenol Corp.	0.791	12/2/16	8,000,000	7,994,076

Amphenol Corp.	0.750	11/7/16	10,000,000	9,998,581

Amphenol Corp.	0.801	11/3/16	12,000,000	11,999,280

Anheuser-Busch InBev Worlwide, Inc.	1.017	12/28/16	10,000,000	9,991,058

Anthem, Inc.	0.721	12/20/16	10,000,000	9,989,125

Assa Abloy Financial Services AB (Sweden)	1.124	12/15/16	5,000,000	4,994,688

Autonation, Inc.	0.950	11/1/16	31,000,000	30,999,178

Bank of Tokyo-Mitsubishi UFJ, Ltd. (Japan)	1.248	4/28/17	5,000,000	4,969,023

Barton Capital, LLC	1.013	12/29/16	4,000,000	3,995,254

Barton Capital, LLC	1.023	12/13/16	9,000,000	8,993,249

Bell Canada, Inc. (Canada)	0.851	11/28/16	10,000,000	9,994,237

Bell Canada, Inc. (Canada)	0.803	11/15/16	13,000,000	12,996,263

Bell Canada, Inc. (Canada)	0.811	11/10/16	8,600,000	8,598,380

Berkshire Hathaway Energy Co.	0.781	12/16/16	7,000,000	6,992,388

Berkshire Hathaway Energy Co.	0.741	11/8/16	10,000,000	9,998,373

BNP Paribas SA/New York, NY (France)	0.983	12/1/16	6,000,000	5,997,298

BorgWarner Inc.	0.700	11/8/16	11,500,000	11,498,283

BP Capital Markets PLC (United Kingdom)	0.640	11/4/16	10,000,000	9,999,367

BPCE SA (France)	0.922	12/21/16	11,000,000	10,992,317

Cabot Corp.	0.760	11/14/16	10,000,000	9,997,091

Cabot Corp.	0.650	11/1/16	12,125,000	12,124,759

Campbell Soup Co.	0.792	11/21/16	17,000,000	16,992,364

Canadian Natural Resources, Ltd. (Canada)	1.311	11/15/16	12,000,000	11,995,550

Canadian Natural Resources, Ltd. (Canada)	1.321	11/10/16	18,000,000	17,995,610

CBS Corp.	0.741	11/14/16	15,000,000	14,995,637

CenterPoint Energy Resources Corp.	0.801	12/19/16	16,000,000	15,981,380

Clorox Co. (The)	0.781	12/22/16	7,700,000	7,690,446

Clorox Co. (The)	0.781	11/28/16	9,000,000	8,994,281

Clorox Co. (The)	0.781	11/18/16	6,900,000	6,897,378

Clorox Co. (The)	0.781	11/17/16	7,200,000	7,197,426

Comcast Corp.	0.801	11/3/16	10,000,000	9,999,400

Danske Corp. (Denmark)	1.248	4/6/17	3,000,000	2,985,569

Danske Corp. (Denmark)	0.953	12/14/16	10,000,000	9,990,601

Danske Corp. 144A Ser. A (Denmark)	0.993	1/23/17	5,000,000	4,988,963

DnB Bank ASA (Norway)	0.851	12/16/16	825,000	824,463

DnB Bank ASA 144A (Norway)	1.086	2/3/17	5,000,000	4,989,999

DnB Bank ASA 144A FRN (Norway)	1.133	3/10/17	5,000,000	5,005,235

Dollar General Corp.	0.700	11/3/16	10,000,000	9,999,325

Dominion Resources, Inc./VA	0.751	12/8/16	9,000,000	8,992,011

Dominion Resources, Inc./VA	0.831	12/5/16	8,000,000	7,993,490

Dominion Resources, Inc./VA	0.811	11/29/16	5,000,000	4,996,685

Dominion Resources, Inc./VA	0.791	11/16/16	8,092,000	8,089,292

E. I. du Pont de Nemours & Co.	0.761	12/16/16	10,000,000	9,989,599

E. I. du Pont de Nemours & Co.	0.811	12/7/16	10,000,000	9,991,788

E. I. du Pont de Nemours & Co.	0.771	11/23/16	10,000,000	9,995,055

Electricite De France SA (France)	0.901	11/29/16	5,000,000	4,997,015

Electricite De France SA (France)	0.881	11/22/16	13,500,000	13,494,398

Enbridge Energy Partners LP	1.352	11/30/16	1,000,000	999,208

Enbridge Energy Partners LP	1.271	11/1/16	4,100,000	4,099,903

Enbridge Energy Partners LP 144A	1.331	11/4/16	10,000,000	9,999,041

Entergy Corp.	0.850	11/1/16	31,000,000	30,999,264

Enterprise Products Operating, LLC	0.881	11/23/16	5,000,000	4,997,499

Enterprise Products Operating, LLC	0.851	11/17/16	5,000,000	4,998,213

Enterprise Products Operating, LLC	0.861	11/14/16	10,000,000	9,997,091

Enterprise Products Operating, LLC	0.851	11/8/16	10,000,000	9,998,373

Equifax, Inc.	0.902	12/29/16	5,000,000	4,992,879

Experian Finance PLC (United Kingdom)	0.771	12/12/16	15,000,000	14,986,595

Experian Finance PLC (United Kingdom)	0.710	11/8/16	10,000,000	9,998,507

FMC Technologies, Inc.	0.881	11/16/16	25,000,000	24,991,633

FMC Technologies, Inc.	0.951	11/2/16	5,000,000	4,999,801

Ford Motor Credit Co., LLC	1.430	4/24/17	5,000,000	4,968,160

Ford Motor Credit Co., LLC	1.409	4/12/17	3,000,000	2,982,858

Ford Motor Credit Co., LLC 144A	1.123	1/5/17	5,300,000	5,291,274

Fortive Corp.	0.760	11/17/16	11,000,000	10,996,068

Fortive Corp.	0.811	11/2/16	5,000,000	4,999,801

HSBC USA, Inc. 144A	1.243	4/6/17	10,000,000	9,950,589

Humana, Inc.	0.901	12/5/16	5,000,000	4,995,348

Humana, Inc. 144A	0.901	11/22/16	26,000,000	25,985,477

Hyundai Capital America (South Korea)	0.741	12/1/16	18,342,000	18,328,875

Hyundai Capital America (South Korea)	0.730	11/18/16	8,000,000	7,996,960

ING US Funding, LLC	1.227	3/22/17	5,000,000	4,979,943

Intesa Funding, LLC (Spain)	1.001	11/16/16	9,000,000	8,997,264

Intesa Funding, LLC (Spain)	1.197	11/15/16	15,000,000	14,995,831

Kraft Heinz Foods Co.	0.881	12/2/16	15,000,000	14,985,960

Kraft Heinz Foods Co.	0.880	11/18/16	9,000,000	8,995,500

Kraft Heinz Foods Co.	0.891	11/9/16	6,500,000	6,498,416

Kroger Co. (The)	0.700	11/14/16	11,500,000	11,496,655

LMA-Americas, LLC (France)	1.257	3/13/17	1,300,000	1,294,405

LMA-Americas, LLC (France)	1.053	2/6/17	3,000,000	2,991,613

Macquarie Bank, Ltd. (Australia)	0.952	12/28/16	4,000,000	3,993,968

Macquarie Bank, Ltd. (Australia)	0.952	12/19/16	14,000,000	13,983,384

Marriott International, Inc./MD	0.821	11/9/16	16,500,000	16,496,968

Marriott International, Inc./MD	0.821	11/2/16	13,900,000	13,899,446

Matchpoint Finance PLC 144A Ser. A (Ireland)	1.319	3/27/17	18,300,000	18,216,729

Medtronic Global Holdings, SCA (Luxembourg)	0.741	11/29/16	12,000,000	11,992,789

Mizuho Bank, Ltd./NY	1.176	2/27/17	9,000,000	8,972,987

Mohawk Industries, Inc.	0.721	11/28/16	10,000,000	9,993,646

Mohawk Industries, Inc.	0.710	11/7/16	16,000,000	15,997,729

Mohawk Industries, Inc. 144A	0.680	11/22/16	4,298,000	4,295,959

Mondelez International, Inc.	0.862	12/6/16	12,306,000	12,295,688

Mondelez International, Inc.	0.791	11/29/16	5,000,000	4,996,685

Mondelez International, Inc.	0.711	11/9/16	3,200,000	3,199,412

Monsanto Co.	1.047	11/30/16	20,000,000	19,986,167

Monsanto Co.	0.881	11/22/16	7,500,000	7,496,439

National Grid USA	0.841	12/16/16	10,000,000	9,989,126

National Grid USA	0.851	12/12/16	6,500,000	6,493,585

National Grid USA	0.771	11/30/16	5,000,000	4,996,542

National Grid USA	0.751	11/28/16	5,000,000	4,996,823

National Grid USA	0.750	11/18/16	4,000,000	3,998,480

Nationwide Building Society (United Kingdom)	0.972	12/12/16	15,000,000	14,983,095

NBCUniversal Enterprise, Inc.	0.792	12/8/16	11,408,000	11,397,873

NBCUniversal Enterprise, Inc. 144A	0.700	11/9/16	4,042,000	4,041,257

Newell Brands, Inc.	0.851	11/10/16	20,000,000	19,994,567

NiSource Finance Corp.	1.122	12/15/16	5,000,000	4,994,688

NiSource Finance Corp.	0.941	12/9/16	10,500,000	10,490,422

NiSource Finance Corp.	1.051	11/10/16	6,994,000	6,992,566

NiSource Finance Corp.	1.051	11/2/16	9,000,000	8,999,641

Omnicom Capital, Inc.	0.776	12/2/16	5,500,000	5,495,928

Omnicom Capital, Inc.	0.800	11/7/16	10,000,000	9,998,581

Pacific Gas and Electric Co.	0.771	11/3/16	3,523,000	3,522,797

Plains Midstream Canada ULC (Canada)	1.150	11/1/16	25,000,000	24,999,406

Potash Corporation of Saskatchewan Inc. (Canada)	0.801	11/23/16	21,000,000	20,989,495

PPL Electric Utilities Corp.	0.791	11/4/16	10,000,000	9,999,198

Public Service Company of North Carolina, Inc.	0.761	11/14/16	5,300,000	5,298,458

Public Service Company of North Carolina, Inc.	0.750	11/10/16	6,063,000	6,061,757

SCANA Corp.	0.850	11/16/16	10,000,000	9,996,031

Schlumberger Holdings Corp.	1.053	12/7/16	7,000,000	6,994,539

Schlumberger Holdings Corp.	0.851	11/21/16	5,975,000	5,972,525

Standard Chartered Bank/New York, NY	0.993	2/22/17	13,000,000	12,959,986

Suncor Energy, Inc. (Canada)	0.901	12/21/16	8,106,000	8,096,147

Suncor Energy, Inc. (Canada)	0.952	12/20/16	8,000,000	7,990,478

Suncor Energy, Inc. (Canada)	0.901	12/14/16	15,000,000	14,984,435

Suncorp Group Ltd. (Australia)	1.206	2/28/17	15,000,000	14,950,000

Suncorp Group Ltd. (Australia)	1.076	1/17/17	3,600,000	3,593,027

Suncorp Group Ltd. (Australia)	0.650	11/7/16	10,000,000	9,998,697

TELUS Corp. (Canada)	0.781	12/1/16	12,000,000	11,991,413

Textron, Inc.	0.891	11/23/16	15,000,000	14,991,193

Textron, Inc.	0.891	11/1/16	16,500,000	16,499,608

Toyota Motor Credit Corp.	0.782	12/6/16	8,500,000	8,496,362

Toyota Motor Credit Corp. FRN	0.961	4/4/17	4,000,000	4,000,732

TransCanada American Investments, Ltd. 144A	0.951	12/22/16	12,000,000	11,985,111

United Technologies Corp.	0.801	12/21/16	1,026,000	1,024,753

United Technologies Corp.	0.841	12/7/16	13,000,000	12,988,790

United Technologies Corp.	0.831	12/6/16	16,500,000	16,486,173

UnitedHealth Group, Inc.	0.892	12/13/16	10,000,000	9,990,839

UnitedHealth Group, Inc.	0.791	11/22/16	10,000,000	9,995,637

UnitedHealth Group, Inc.	0.791	11/18/16	10,000,000	9,996,500

Westpac Banking Corp. 144A FRN (Australia)	1.283	9/22/17	9,000,000	9,009,837

Whirlpool Corp.	0.801	12/21/16	1,100,000	1,098,663

Whirlpool Corp.	1.033	12/19/16	8,500,000	8,490,108

Whirlpool Corp.	1.012	12/14/16	10,000,000	9,989,623

Whirlpool Corp.	0.801	11/28/16	8,219,000	8,213,777

Wyndham Worldwide Corp.	1.031	11/14/16	5,000,000	4,998,079

Wyndham Worldwide Corp.	1.081	11/10/16	5,000,000	4,998,642

Wyndham Worldwide Corp.	1.081	11/4/16	4,700,000	4,699,498

Wyndham Worldwide Corp.	1.021	11/3/16	3,600,000	3,599,712

Wyndham Worldwide Corp.	1.081	11/1/16	9,000,000	8,999,761

Total commercial paper (cost $1,617,102,138)				$1,617,217,322

CERTIFICATES OF DEPOSIT (5.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of Montreal/Chicago, IL (Canada)	0.950	2/2/17	$10,000,000	$10,008,590

Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY FRN (Japan)	1.431	8/17/17	5,000,000	5,008,290

Canadian Imperial Bank of Commerce/New York, NY FRN	1.301	8/16/17	7,500,000	7,512,405

Canadian Imperial Bank of Commerce/New York, NY FRN	1.225	5/24/17	500,000	500,527

Canadian Imperial Bank of Commerce/New York, NY FRN	1.187	5/23/17	10,000,000	10,008,800

Canadian Imperial Bank of Commerce/New York, NY FRN	1.109	6/2/17	15,550,000	15,554,401

Cooperatieve Rabobank UA/NY FRN (Netherlands)	1.077	2/1/17	11,000,000	11,009,603

Cooperatieve Rabobank UA/NY FRN (Netherlands)	0.877	12/6/16	2,400,000	2,400,862

Credit Suisse AG/New York, NY FRN	1.645	9/12/17	5,000,000	5,006,560

Credit Suisse AG/New York, NY FRN	1.609	8/24/17	5,000,000	5,006,410

DnB Bank ASA/New York FRN (Norway)	1.083	3/9/17	5,000,000	5,003,960

DnB Bank ASA/New York FRN (Norway)	1.080	4/17/17	5,000,000	5,003,075

DnB Bank ASA/New York FRN (Norway)	1.057	2/1/17	14,000,000	14,015,862

National Bank of Canada/New York, NY FRN	1.225	5/24/17	10,000,000	10,010,440

National Bank of Canada/New York, NY FRN	0.885	12/16/16	1,400,000	1,400,575

Nordea Bank Finland PLC/New York FRN	1.335	9/6/17	13,000,000	13,019,721

Royal Bank of Canada/New York, NY FRN (Canada)	1.281	10/13/17	10,000,000	10,003,490

Skandinaviska Enskilda Banken AB/New York, NY FRN	1.109	3/2/17	14,000,000	14,013,692

Skandinaviska Enskilda Banken AB/New York, NY FRN	1.087	2/6/17	10,000,000	10,008,950

State Street Bank & Trust Co. FRN	1.278	4/13/17	17,500,000	17,524,395

Sumitomo Mitsui Banking Corp./New York FRN (Japan)	1.235	3/28/17	10,000,000	10,008,080

Svenska Handelsbanken/New York, NY FRN (Sweden)	1.275	8/24/17	10,000,000	10,005,000

Svenska Handelsbanken/New York, NY FRN (Sweden)	1.103	2/9/17	10,000,000	10,009,260

Svenska Handelsbanken/New York, NY FRN (Sweden)	1.071	5/15/17	3,000,000	3,001,278

Swedbank AB/New York FRN	1.125	2/16/17	15,000,000	15,014,415

Toronto-Dominion Bank/NY FRN (Canada)	1.154	3/23/17	5,000,000	5,005,555

Total certificates of deposit (cost $224,841,958)				$225,064,196

MORTGAGE-BACKED SECURITIES (4.3%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Agency collateralized mortgage obligations (1.4%)

Federal Home Loan Mortgage Corporation
Ser. 1619, Class PZ	6.500	11/15/23	$159,644	$175,240
Ser. 2430, Class UD	6.000	3/15/17	5,467	5,513
Ser. 3724, Class CM	5.500	6/15/37	240,337	271,189
Ser. 3316, Class CD	5.500	5/15/37	104,770	118,824
Ser. 2503, Class B	5.500	9/15/17	12,841	13,080
Ser. 3331, Class NV	5.000	6/15/29	49,000	49,332
Ser. 2561, Class BD	5.000	2/15/18	72,706	74,082
Ser. 2541, Class JC	5.000	12/15/17	28,630	29,099
Ser. 2542, Class ES	5.000	12/15/17	5,656	5,751
Ser. 2519, Class AH	5.000	11/15/17	65,431	66,408
Ser. 2513, Class DB	5.000	10/15/17	6,806	6,903
Ser. 3539, Class PM	4.500	5/15/37	45,460	47,855
Ser. 2958, Class QD	4.500	4/15/20	17,775	18,135
Ser. 2854, Class DL	4.000	9/15/19	84,902	86,448
Ser. 2864, Class GB	4.000	9/15/19	64,635	66,275
Ser. 2783, Class AY	4.000	4/15/19	56,204	57,251
Ser. 3805, Class AK	3.500	4/15/24	34,771	35,135
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M2	3.434	7/25/28	574,000	590,893
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2	3.384	4/25/28	4,747,000	4,882,954
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M2	3.334	5/25/28	2,661,000	2,738,994
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class M2	3.184	3/25/28	9,713,000	9,931,931
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2	3.134	12/25/27	14,314,000	14,601,139
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2(F)	2.734	10/25/28	3,845,000	3,919,420
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M2(F)	2.734	2/25/24	3,248,000	3,349,338
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1	1.634	12/25/28	5,586,551	5,595,953
Ser. 3611, PO	0.000	7/15/34	74,592	70,484

Federal National Mortgage Association
Ser. 11-15, Class AB	9.750	8/25/19	84,014	88,770
Ser. 10-110, Class AE	9.750	11/25/18	64,739	68,339
Ser. 06-124, Class A	5.625	11/25/36	3,961	3,983
Ser. 05-48, Class AR	5.500	2/25/35	84,337	88,720
Ser. 08-8, Class PA	5.000	2/25/38	98,599	103,634
Ser. 09-15, Class MC	5.000	3/25/24	26,338	27,058
Ser. 02-73, Class OE	5.000	11/25/17	23,214	23,527
Ser. 02-65, Class HC	5.000	10/25/17	880	883
Ser. 09-100, Class PA	4.500	4/25/39	10,077	10,195
Ser. 11-60, Class PA	4.000	10/25/39	28,021	29,399
Ser. 11-36, Class PA	4.000	2/25/39	221,932	225,776
Ser. 03-43, Class YA	4.000	3/25/33	295,748	300,688
Ser. 10-109, Class JB	4.000	8/25/28	73,562	74,319
Ser. 04-27, Class HB	4.000	5/25/19	27,726	28,372
Ser. 03-128, Class NG	4.000	1/25/19	56,726	57,761
Ser. 11-20, Class PC	3.500	3/25/39	68,545	70,133
Ser. 10-155, Class A	3.500	9/25/25	26,104	26,665
Ser. 11-42, Class BJ	3.000	8/25/25	342,709	346,648
Ser. 10-43, Class KG	3.000	1/25/21	69,568	70,815
Ser. 11-23, Class AB	2.750	6/25/20	42,063	42,508
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M1	2.684	9/25/28	68,091	68,807
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M1	2.634	8/25/28	66,238	66,825
Ser. 10-81, Class AP	2.500	7/25/40	118,207	119,412
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M1	2.484	8/25/28	165,065	166,392
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M1	2.234	4/25/28	249,436	250,230
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1	1.884	1/25/29	8,406,813	8,432,153
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M1	1.484	5/25/24	87,061	87,118
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M1	1.484	5/25/24	35,882	35,895
FRB Ser. 10-90, Class GF	1.034	8/25/40	2,050,389	2,057,361
FRB Ser. 06-74, Class FL	0.884	8/25/36	366,019	365,031
FRB Ser. 05-63, Class FC	0.784	10/25/31	990,234	984,055
Ser. 92-96, Class B, PO	0.000	5/25/22	15,766	15,174

Government National Mortgage Association
Ser. 10-39, Class PH	4.500	11/20/38	126,419	129,825
Ser. 09-109, Class NK	4.500	7/20/37	83,713	84,508
Ser. 09-59, Class P	4.250	9/20/33	22,610	22,907
Ser. 09-32, Class AB	4.000	5/16/39	27,585	29,618
Ser. 10-32, Class CJ	4.000	1/20/38	85,291	86,204
Ser. 09-118, Class AW	3.000	5/20/37	86,942	87,121

				61,584,455
Commercial mortgage-backed securities (0.7%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-2, Class A4	5.637	4/10/49	16,504,203	16,593,160

DBRR Trust 144A FRB Ser. 13-EZ3, Class A	1.636	12/18/49	835,971	833,881

JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 07-LDPX, Class A3	5.420	1/15/49	10,138,863	10,191,173
Ser. 04-LN2, Class A2	5.115	7/15/41	135,336	136,216

				27,754,430
Residential mortgage-backed securities (non-agency) (2.2%)

Accredited Mortgage Loan Trust FRB Ser. 06-2, Class A3	0.684	9/25/36	2,308,902	2,285,813

BCAP, LLC Trust 144A
FRB Ser. 15-RR6, Class 3A1	1.447	5/26/46	4,449,188	4,388,234
FRB Ser. 12-RR10, Class 5A5	0.790	4/26/36	2,429,429	2,415,338

Bear Stearns Asset Backed Securities I Trust
FRB Ser. 05-FR1, Class M1(F)	1.284	6/25/35	3,375,294	3,363,042
FRB Ser. 05-EC1, Class M1	0.984	11/25/35	3,153,252	3,143,559

Bear Stearns Asset Backed Securities Trust
FRB Ser. 05-SD3, Class 1A	1.024	7/25/35	2,928,753	2,890,783
FRB Ser. 05-SD2, Class 1A3	0.934	3/25/35	1,375,972	1,367,109

Citigroup Mortgage Loan Trust 144A
Ser. 13-11, Class 2A3	5.033	8/25/27	2,430,845	2,455,153
Ser. 10-8, Class 5A6	4.000	11/25/36	1,722,551	1,722,551

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WFH3, Class A4	0.774	10/25/36	2,217,694	2,173,340

Countrywide Asset-Backed Certificates Trust
FRB Ser. 04-9, Class MV2(F)	1.539	12/25/34	115,409	115,501
FRB Ser. 05-2, Class M3	1.254	8/25/35	3,124,182	3,124,182
FRB Ser. 05-16, Class 3AV	0.764	5/25/36	15,454,063	15,222,252

CSMC Trust 144A FRB Ser. 14-5R, Class 6A1	0.675	10/27/36	6,335,297	6,282,916

GSAA Home Equity Trust FRB Ser. 05-6, Class A3	0.904	6/25/35	6,360,756	6,297,148

GSMSC Resecuritization Trust 144A FRB Ser. 09-6R, Class 3A1	2.760	2/26/36	3,778,643	3,862,409

JPMorgan Resecuritization Trust 144A FRB Ser. 09-7, Class 1A1	3.116	8/27/37	696,148	696,529

Long Beach Mortgage Loan Trust FRB Ser. 06-WL3, Class 2A3	0.734	1/25/36	3,025,796	3,015,278

Merrill Lynch Mortgage Investors Trust
FRB Ser. 06-FF1, Class M2	0.824	8/25/36	10,000,000	9,891,348
FRB Ser. 06-FF1, Class A1	0.639	8/25/36	5,333,836	5,333,836

Morgan Stanley Mortgage Loan Trust FRB Ser. 05-6AR, Class 1A2	0.804	11/25/35	655,980	654,603

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates FRB Ser. 05-1, Class M3	1.389	2/25/35	2,139,000	2,132,417

Opteum Mortgage Acceptance Corp. Trust FRB Ser. 05-4, Class 1A1C	0.944	11/25/35	2,082,888	2,066,225

Park Place Securities, Inc. FRB Ser. 05-WHQ2, Class M1	1.164	5/25/35	3,252,926	3,249,482

People's Choice Home Loan Securities Trust FRB Ser. 05-2, Class M2	1.179	5/25/35	692,722	689,259

Residential Asset Mortgage Products Trust FRB Ser. 05-EFC2, Class M3	1.269	7/25/35	1,809,821	1,803,471

Residential Asset Securities Corp., Trust FRB Ser. 05-KS11, Class M1	0.934	12/25/35	2,700,000	2,659,068

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 07-BC2, Class A3	0.664	3/25/37	117,631	117,558

				93,418,404

Total mortgage-backed securities (cost $182,672,658)				$182,757,289

ASSET-BACKED COMMERCIAL PAPER (1.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

MetLife Short Term Funding, LLC	0.912	12/27/16	$10,000,000	$9,988,822

Old Line Funding, LLC 144A	0.801	12/19/16	10,000,000	9,990,894

Sheffield Receivables Co., LLC (United Kingdom)	1.003	1/24/17	20,000,000	19,955,139

Sheffield Receivables Co., LLC (United Kingdom)	1.003	1/19/17	10,000,000	9,979,778

Victory Receivables Corp. (Japan)	1.003	12/13/16	10,000,000	9,992,009

Victory Receivables Corp. (Japan)	0.801	11/30/16	7,000,000	6,996,500

Total asset-backed commercial paper (cost $66,890,388)				$66,903,142

ASSET-BACKED SECURITIES (0.2%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, (acquired 2/4/16, cost $10,000,000)(RES)	1.534	2/25/17	$10,000,000	$10,000,000

Total asset-backed securities (cost $10,000,000)				$10,000,000

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (—%)

Government National Mortgage Association Pass-Through Certificates	4.500	10/15/19	$50,206	$51,874

Government National Mortgage Association Pass-Through Certificates	4.500	5/15/18	33,824	34,557

				86,431
U.S. Government Agency Mortgage Obligations (—%)

Federal Home Loan Mortgage Corporation	4.500	10/1/18	10,428	10,633

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.500	3/1/19	38,530	44,278

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.500	6/1/17	12,276	12,437

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	2/1/19	8,697	8,743

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	9/1/17	35,504	36,133

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	7/1/17	30,485	30,911

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	6/1/17	13,926	14,094

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.500	11/1/18	28,925	29,627

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.500	4/1/18	24,381	24,915

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	5/1/21	55,532	57,893

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	11/1/19	54,480	56,450

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	5/1/18	15,681	16,050

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	3/1/18	18,064	18,554

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	2/1/18	17,256	17,724

Federal Home Loan Mortgage Corporation Pass-Through Certificates	4.500	8/1/18	27,596	28,283

Federal National Mortgage Association Pass-Through Certificates	6.500	12/1/19	20,714	21,189

Federal National Mortgage Association Pass-Through Certificates	6.500	8/1/17	16,601	16,848

Federal National Mortgage Association Pass-Through Certificates	6.000	5/1/23	34,799	37,138

Federal National Mortgage Association Pass-Through Certificates	6.000	9/1/19	4,940	5,034

Federal National Mortgage Association Pass-Through Certificates	6.000	9/1/18	18,140	18,776

Federal National Mortgage Association Pass-Through Certificates	6.000	12/1/17	15,456	15,719

Federal National Mortgage Association Pass-Through Certificates	5.500	11/1/23	53,972	56,275

Federal National Mortgage Association Pass-Through Certificates	5.500	6/1/20	65,711	68,235

Federal National Mortgage Association Pass-Through Certificates	5.500	11/1/18	37,526	38,363

Federal National Mortgage Association Pass-Through Certificates	5.500	4/1/18	43,439	44,407

Federal National Mortgage Association Pass-Through Certificates	5.000	11/1/19	59,525	61,897

				790,606

Total U.S. government and agency mortgage obligations (cost $905,629)				$877,037
TOTAL INVESTMENTS

Total investments (cost $4,252,551,698)(b)				$4,255,895,726

Key to holding's abbreviations
BKNT	Bank Note
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2016 through October 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,249,792,772.
(b)	The aggregate identified cost on a tax basis is $4,252,551,698, resulting in gross unrealized appreciation and depreciation of $4,435,676 and $1,091,648, respectively, or net unrealized appreciation of $3,344,028.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $10,000,000, or 0.2% of net assets.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	66.3%
	Canada	8.3
	United Kingdom	5.3
	Australia	5.0
	France	3.6
	Netherlands	3.3
	Japan	2.3
	Sweden	1.8
	Denmark	0.9
	Norway	0.8
	South Korea	0.7
	Spain	0.6
	Luxembourg	0.5
	Other	0.6

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$66,903,142	$—
Asset-backed securities	—	10,000,000	—
Certificates of deposit	—	225,064,196	—
Commercial paper	—	1,617,217,322	—
Corporate bonds and notes	—	2,153,076,740	—
Mortgage-backed securities	—	182,757,289	—
U.S. government and agency mortgage obligations	—	877,037	—

Totals by level	$—	$4,255,895,726	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2016